Employee Benefits - Securities in Related Parties Included in Portfolio Fund (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	$ 30	$ 30
Debt [member] | Grupo Industrial Bimbo, S.A.B. de C. V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	5	31
Debt [member] | Grupo BBVA Bancomer, S.A. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	10	20
Debt [member] | Grupo Financiero Banorte, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		8
Debt [member] | Grupo Financiero Scotiabank Inverlat, S.A. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	10	10
Capital [member] | El Puerto de Liverpool, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities		2
Capital [member] | CEMEX, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	8	12
Capital [member] | Grupo Financiero Banorte, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	8	1
Capital [member] | Alfa, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	3	6
Capital [member] | Grupo Aeroportuario del Suereste, S.A.B. de C.V. [member]
Disclosure of defined benefit plans [line items]
Investments in securities	2
Capital [member] | Other [member]
Disclosure of defined benefit plans [line items]
Investments in securities	$ 4	$ 3